FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        Variable Annuity-1 Series Account
                         Semi- Annual Report Form N-30D
                         File Nos. 333-25289, 811-08183

The information required to be contained in this report for the period ending June 30, 1998 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above-referenced Registrant which incorporated herein by reference:

Dear Valued Contract Owner:

We are pleased to provide you with the Semi-Annual Report for The Schwab Variable Annuity(R) for the period ending June 30, 1998. This report provides you with helpful information about the funds which serve as the underlying investments for The Schwab Variable Annuity issued by First Great-West Life & Annuity Insurance Company.

This Semi-Annual Report contains performance data, financial statements, highlights and other valuable information for each of the underlying funds in The Schwab Variable Annuity. The performance figures quoted are for the underlying funds, and do not reflect fees and charges associated with The Schwab Variable Annuity(R). Information for all of the underlying funds available through the Variable Annuity has been included, although you may not have amounts allocated to each of these funds at this time.

If you have any questions about The Schwab Variable Annuity, please contact your investment advisor or call the Schwab Annuity Service Center toll-free at
(800)838-0649.

We appreciate your business and are committed to satisfying your investment needs in the future. Please let us know how we can better serve you.


Sincerely,

/s/ Robert K. Shaw

Robert K. Shaw
Senior Vice President
Individual Markets
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


This material must be preceded or accompanied by a current prospectus for The Schwab Variable Annuity. Annuity Contracts issued by First Great-West Life & Annuity Insurance Company and distributed by Charles Schwab & Co., Inc. Member NYSE/SIPC (0898-3455)




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Alger American Fund
File No. 811-05550
Form N-30D
Filed via EDGAR and accepted on August 18, 1998
Accession No. 0000930413-98-000739.

American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on August 26, 1998
Accession No. 0000814680-98-000011.

Berger IPT-Small Company Fund
File No. 811-07367
Form N-30D
Filed via EDGAR and accepted on August 26, 1998
Accession No. 0001047469-98-032744.

Federated Insurance Series
File No. 811-08042
Form N-30D
Filed via EDGAR and accepted on August 19, 1998
Accession No. 0000912577-98-000011.

INVESCO Variable Investment Funds, Inc.
File No. 811-08038
Form N-30D
Filed via EDGAR and accepted on August 28, 1998
Accession No. 0000912744-98-000029.

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on August 26, 1998
Accession No. 0001012709-98-000317.

Lexington Emerging Markets Fund, Inc.
File No. 811-08250
Form N-30D
Filed via EDGAR and accepted on August 26, 1998
Accession No. 0000201196-98-000133.

Montgomery Variable Series:  International Small Cap Fund
File No. 811-08782
Form N-30D
Filed via EDGAR and accepted on August 26, 1998
Accession No. 0000929624-98-001461.

Montgomery Variable Series:  Growth Fund
File No. 811-08782
Form N-30D
Filed via EDGAR and accepted on August 26, 1998
Accession No. 0000929624-98-001462.

SAFECO Resource Series Trust
File No. 811-04717
Form N-30D
Filed via EDGAR and accepted on August 25, 1998
Accession No. 0001047469-98-032700.

Schwab Annuity Portfolios
File No. 811-08314
Form N-30D
Filed via EDGAR and accepted on August 27, 1998
Accession No. 0000935069-98-000141.

Stein Roe Variable Investment Trust
File No. 811-05199
Form N-30D
Filed via EDGAR and accepted on August 31, 1998
Accession No. 0000891804-98-001708.

Strong Variable Insurance Funds, Inc.
File No. 811-06553
Form N-30D
Filed via EDGAR and accepted on August 31, 1998
Accession No. 0000883644-98-000024.

Van Eck Worldwide Insurance Trust
File No. 811-004297
Form N-30D
Filed via EDGAR and accepted on August 14, 1998
Accession No. 0000950123-98-004095.

Van Kampen American Capital Life Insurance Trust
File No. 811-04424
Form N-30D
Filed via EDGAR and accepted on August 27, 1998
Accession No. 0000950131-98-004996.